INDUSTRIAL DEVELOPMENT BONDS:	12 Months Ended
Dec. 31, 2014
INDUSTRIAL DEVELOPMENT BONDS:
INDUSTRIAL DEVELOPMENT BONDS:

NOTE 3—INDUSTRIAL DEVELOPMENT BONDS:

Industrial development bonds are due in 2027. The average floating interest rate, which is reset weekly, was 0.1% and 0.2% in 2014 and 2013, respectively. See Note 10 to the Consolidated Financial Statements for fair value disclosures.